LifeX 2030 Income Bucket ETF Investment Strategy - LifeX 2030 Income Bucket ETF	Sep. 18, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). When constructing its portfolio of U.S. Government Bonds, the Fund seeks to select bonds with particular durations, maturities and other investment characteristics, and in such amounts, that enable the Fund to “lock in” interest rates and reliably sustain its planned distributions. The Fund primarily seeks to buy bonds with maturities not longer than five years.The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) designed to provide a paycheck-like experience for investors by making predictable monthly distributions consisting of income and principal from its investments (the “LifeX Income ETFs”).Bond funds are typically designed to make distributions that are primarily composed of interest earnings. Investors in such funds who require a higher level of cashflow than interest earnings alone generally need to sell shares periodically to generate additional cashflow and to do that must determine the timing and amounts of share sales that are prudent for their personal situations.In contrast, the Fund is designed to provide higher cashflow to investors than interest earnings alone by also distributing substantially all of its principal over the course of its term, which ends in 2030. The Fund intends to liquidate in December 2030 and distribute any proceeds to its shareholder. There will be no further distributions from the Fund beyond that year.The Fund intends to make an identical distribution each month equal to $0.8333 per outstanding share of the Fund, for a total of $10.00 per share per year. Distributions are expected to consist of a mix of income and principal, and the proportion of each distribution consisting of principal is expected to increase over time. The principal component of each distribution is expected to be treated as a return of capital for income tax purposes, which will reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. If a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains.The following table illustrates the Fund’s intended distributions for an investor who purchases 10,000 shares, estimated as of August 29, 2025.YearTotal Distributed Per YearTotal Distributed Per Month2025 — 2030$100,000†$8,333†An investor purchasing 10,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 in distributions as a result.The distribution rate experienced by an investor in the Fund can be calculated by the current annualized distribution amount per share by the purchase price per share of the Fund, and will vary depending on when and at what price an investor purchases shares.The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month. See “Principal Investment Risks — Interest Rate Risk” for more information on the distribution rates and “— Term Risk” for information on the Fund’s intended liquidation year.